Stock-based Compensation Plans - Stock Option Activity (Details) CAD / shares in Units, CAD in Millions	12 Months Ended
Dec. 31, 2016 CAD CAD / shares shares
Total Options, Number of Options
Options outstanding, beginning balance (shares) | shares	4,416,454
Granted (shares) | shares	788,188
Awards paid out (shares) | shares	(1,041,450)
Cancelled/Forfeited (shares) | shares	(3,000)
Options outstanding, ending balance (shares) | shares	4,160,192
Options vested, number of options (shares) | shares	2,345,174
Total Options, Weighted Average Exercise Price
Options outstanding, beginning balance (cad per share) | CAD / shares	CAD 32.12
Granted (cad per share) | CAD / shares	37.30
Exercised (cad per share) | CAD / shares	26.74
Cancelled/Forfeited (cad per share) | CAD / shares	31.68
Options outstanding, ending balance (cad per share) | CAD / shares	34.45
Options vested, weighted average exercise price (cad per share) | CAD / shares	CAD 33.14
Non-vested Options, Number of Options
Options outstanding, beginning balance (shares) | shares	1,936,532
Granted (shares) | shares	788,188
Vested (shares) | shares	(906,702)
Cancelled/Forfeited (shares) | shares	(3,000)
Options outstanding, ending balance (shares) | shares	1,815,018
Non-vested Options, Weighted Average Grant Date Fair Value
Options outstanding, beginning balance (cad per share) | CAD / shares	CAD 3.30
Granted (cad per share) | CAD / shares	2.41
Vested (cad per share) | CAD / shares	3.57
Cancelled/Forfeited (cad per share) | CAD / shares	3.66
Options outstanding, ending balance (cad per share) | CAD / shares	CAD 2.78
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation expense | CAD	CAD 5
Weighted average remaining term of vested options	6 years
Aggregate intrinsic value | CAD	CAD 20
Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Remaining weighted average period to recognize compensation expense (years)	3 years